Other operational gain (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operational Gain
Other operational gain	$ 3,231	$ 2,423	$ 0